SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Revenue recognition
Number of criteria to be met prior to recognition of revenue | item	4
Return period, subsequent to the receipt of shipment	30 days	7 days
Shipping costs	$ 80,915	$ 94,509	$ 63,917
VAT on sales as a percentage on revenue from the sale of products	17.00%
General and administrative
Chargeback incurred	$ 1,227	748	1,036
Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents, term deposit and restricted cash	$ 6,939	$ 48,144	$ 56,602